ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 83,496	¥ 581,281		¥ 853,740
Short-term investments				252,805
Prepayments and other current assets	29,965	208,604	¥ 159,776	161,147
Total current assets	212,795	1,481,431		1,507,097
Long-term investments	20	140		11,140
Total assets	231,305	1,610,293	1,607,455	1,546,418
Other non-current liabilities	853	5,936		8,135
Total liabilities	120,138	836,370	383,691	322,654
SHAREHOLDERS' (DEFICIT) EQUITY
Treasury shares (nil and 1,485,862 shares as of December 31 2018 and 2019, respectively)	(3,302)	(22,991)
Additional paid-in capital	374,398	2,606,486		2,540,878
Accumulated deficit	(270,524)	(1,883,335)		(1,383,729)
Accumulated other comprehensive income	10,980	76,441		67,073
Total shareholders' equity	111,560	776,656		1,224,276
Total liabilities and equity	231,305	1,610,293	¥ 1,607,455	1,546,418
Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	4	30		29
Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	4	25		25
Parent
Current assets:
Cash and cash equivalents	25,281	176,001		262,859
Short-term investments				115,815
Prepayments and other current assets	87,466	608,918		538,543
Total current assets	112,747	784,919		917,217
Long-term investments				317,478
Total assets	112,747	784,919		1,234,695
Other current liabilities	334	2,327		2,284
Other non-current liabilities	853	5,936		8,135
Total liabilities	1,187	8,263		10,419
SHAREHOLDERS' (DEFICIT) EQUITY
Treasury shares (nil and 1,485,862 shares as of December 31 2018 and 2019, respectively)	(3,302)	(22,991)
Additional paid-in capital	374,398	2,606,486		2,540,878
Accumulated deficit	(270,524)	(1,883,335)		(1,383,729)
Accumulated other comprehensive income	10,980	76,441		67,073
Total shareholders' equity	111,560	776,656		1,224,276
Total liabilities and equity	112,747	784,919		1,234,695
Parent | Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	4	30		29
Parent | Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	$ 4	¥ 25		¥ 25